Note 6 - Vessels and Advances, Net - Summary of Vessels (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balance, Vessel Cost at beginning of the period	$ 2,595,768
Balance, Accumulated Depreciation at beginning of the period	(1,016,259)
Balance, Net Book Value at beginning of the period	1,579,509
Depreciation	(39,107)
Depreciation	(39,107)
Vessel acquisitions, advances and other vessels’ costs	66,253
Vessel acquisitions, advances and other vessels’ costs	66,253
Balance, Vessel Cost at end of the period	2,662,021
Balance, Accumulated Depreciation at end of the period	(1,055,366)
Balance, Net Book Value at end of the period	$ 1,606,655